Notes Payable and Debt and Financing Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Notes payable and debt and financing arrangements
Notes Payable and Debt and Financing Arrangements
(a) Notes Payable and Debt
The following table presents the Company's outstanding notes payable and debt at March 31, 2016 and December 31, 2015:

(U.S. dollars in thousands)	March 31, 2016		December 31, 2015
	Commitment/ Debt (1)	In Use/ Outstanding (2)	Commitment/ Debt (1)	In Use/ Outstanding (2)
Debt:
2.30% Senior Notes due 2018	$300,000	$298,183	$300,000	$298,015
5.75% Senior Notes due 2021	400,000	397,630	400,000	397,523
6.375% Senior Notes due 2024	350,000	349,057	350,000	349,029
4.45% Subordinated Notes due 2025	500,000	492,723	500,000	492,521
6.25% Senior Notes due 2027	325,000	323,257	325,000	323,218
Trust Preferred Securities, face amount $8m, due 2035	8,248	8,248	—	—
5.25% Senior Notes due 2043	300,000	296,328	300,000	296,294
5.5% Subordinated Notes due 2045	500,000	488,469	500,000	488,370
Total debt carrying value	$2,683,248	$2,653,895	$2,675,000	$2,644,970
_______________

(1)
Excluded from the table are certain credit facilities under which the Company is permitted to utilize up to $1.4 billion at March 31, 2016 and December 31, 2015, respectively, for revolving loans to support general operating and financing needs. However, at March 31, 2016 and December 31, 2015, $526.5 million and $527.1 million, respectively, were utilized under these facilities to issue letters of credit, leaving $823.5 million and $822.9 million, respectively, available to support other operating and financing needs.

(2)    "In Use/Outstanding" data represent March 31, 2016 and December 31, 2015 accreted values.
With the exception of the trust preferred securities assumed as a result of the Allied Acquisition, as described below, all outstanding debt of the Company at March 31, 2016 and December 31, 2015 was issued by XL-Cayman, a 100% owned subsidiary of XL-Ireland. XL-Ireland does not have significant assets or operations independent of XL-Cayman. XL-Cayman's outstanding debt is fully and unconditionally guaranteed by XL-Ireland. The ability of XL-Cayman, like that of the Company, to obtain funds from its subsidiaries to satisfy any of its obligations, including under guarantees, is subject to certain contractual restrictions, applicable laws and statutory requirements of the various countries in which the subsidiaries operate, including, among others, Bermuda, the United States, Ireland, Switzerland and the United Kingdom. For details of the required statutory capital and surplus for the principal operating subsidiaries of the Company, see Item 8, Note 23, "Statutory Financial Data," to the Consolidated Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2015.
On March 30, 2015, XL-Cayman issued $500 million of subordinated notes due March 2025, with a fixed coupon of 4.45%, that are guaranteed by XL-Ireland. The notes are listed on the New York Stock Exchange. The notes were issued at 99.633% of the face amount and net proceeds were $492.2 million. Related expenses of the offering amounted to approximately $5.9 million. These costs were deferred and will be amortized over the term of the subordinated notes.
On March 30, 2015, XL-Cayman issued $500 million of subordinated notes due March 2045, with a fixed coupon of 5.5%, that are guaranteed by XL-Ireland. The notes are listed on the New York Stock Exchange. The notes were issued at 99.115% of the face amount and net proceeds were $488.4 million. Related expenses of the offering amounted to approximately $7.2 million. These costs were deferred and will be amortized over the term of the subordinated notes.
As a result of the Allied Acquisition described in Note 3(a), "Acquisitions and Disposals - Allied Acquisition," the Company assumed $8.2 million of trust preferred securities, due in 2035 and bearing a floating interest rate, adjustable quarterly, at three-month LIBOR plus 3.75%. The Company has given notice that these securities will be retired at the next interest payment date on June 15, 2016.
XL-Cayman and the Company were in compliance with all covenants at March 31, 2016, and XL-Cayman and the Company currently remain in compliance with all covenants.
(b) Letter of Credit Facilities and Other Sources of Collateral
The Company has letter of credit facilities provided on both syndicated and bilateral bases from commercial banks. These facilities are utilized primarily to support non-admitted insurance and reinsurance operations in the U.S. and capital requirements at Lloyd’s.
The Company’s letter of credit facilities and revolving credit facilities as of March 31, 2016 and December 31, 2015 were as follows:

Letter of Credit Summary: (U.S. dollars in thousands except percentages)	March 31, 2016 (1)	December 31, 2015 (1)
Available letter of credit facilities - commitments	$4,503,617	$4,463,041
Available letter of credit facilities - in use (2)	$2,548,085	$2,515,653
Collateralized by certain assets of the Company’s investment portfolio	51.3%	50.9%
____________

(1)	As of March 31, 2016 and December 31, 2015, there were fifteen available credit facilities

(2)
As of March 31, 2016 and December 31, 2015 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion. However, as of March 31, 2016 and December 31, 2015, $526.5 million and $527.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $823.5 million and $822.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.

For details regarding the facilities, see Item 8, Note 14(b), "Notes Payable and Debt and Financing Arrangements - Letter of Credit Facilities and Other Sources of Collateral," to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2015.

Notes Payable and Debt and Financing Arrangements
(a) Notes Payable and Debt
The following table presents the Company's outstanding notes payable and debt as of December 31, 2015 and 2014:

(U.S. dollars in thousands)	2015		2014
	Commitment/ Debt (1)	In Use/ Outstanding (2)	Commitment/ Debt (1)	In Use/ Outstanding (2)
Debt:
2.30% Senior Notes due 2018	$300,000	$298,015	$300,000	$297,344
5.75% Senior Notes due 2021	400,000	397,523	400,000	397,092
6.375% Senior Notes due 2024	350,000	349,029	350,000	348,920
4.45% Subordinated Notes due 2025	500,000	492,521	—	—
6.25% Senior Notes due 2027	325,000	323,218	325,000	323,062
5.25% Senior Notes due 2043	300,000	296,294	300,000	296,162
5.5% Subordinated Notes due 2045	500,000	488,370	—	—
Total debt carrying value	$2,675,000	$2,644,970	$1,675,000	$1,662,580

_______________

(1)
Excluded from the table are certain credit facilities under which the Company is permitted to utilize up to $1.4 billion and $1.6 billion as of December 31, 2015 and December 31, 2014, respectively, for revolving loans to support general operating and financing needs. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, were utilized under these facilities to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available to support other operating and financing needs.

(2)    "In Use/Outstanding" data represent December 31, 2015 and December 31, 2014 accreted values.
All outstanding debt of the Company at December 31, 2015 and 2014, which is identified in the table above, was issued by XL-Cayman, a 100% owned subsidiary of XL-Ireland and the only direct subsidiary thereof. XL-Ireland does not have significant assets or operations independent of XL-Cayman. XL-Cayman's outstanding debt is fully and unconditionally guaranteed by XL-Ireland. The ability of XL-Cayman, like that of the Company, to obtain funds from its subsidiaries to satisfy any of its obligations is subject to certain contractual restrictions, applicable laws and statutory requirements of the various countries in which the Company operates, including, among others, Bermuda, the United States, Ireland, Switzerland and the United Kingdom. For details of the required statutory capital and surplus for the principal operating subsidiaries of the Company, see Note 23, "Statutory Financial Data."
On September 15, 2014, the $600 million principal amount outstanding on the 5.25% Senior Notes issued by XL-Cayman was repaid at maturity.
On March 30, 2015, XL-Cayman issued $500 million of subordinated notes due March 2025, with a fixed coupon of 4.45%, that are guaranteed by XL-Ireland. The notes are listed on the New York Stock Exchange. The notes were issued at 99.633% of the face amount and net proceeds were $492.2 million. Related expenses of the offering amounted to approximately $5.9 million. These costs were deferred and will be amortized over the term of the subordinated notes.
On March 30, 2015, XL-Cayman issued $500 million of subordinated notes due March 2045, with a fixed coupon of 5.5%, that are guaranteed by XL-Ireland. The notes are listed on the New York Stock Exchange. The notes were issued at 99.115% of the face amount and net proceeds were $488.4 million. Related expenses of the offering amounted to approximately $7.2 million. These costs were deferred and will be amortized over the term of the subordinated notes.
As a result of the Catlin Acquisition, the Company had assumed the following liabilities of Catlin, all of which were redeemed at par and extinguished in December of 2015:

•
Variable rate unsecured subordinated notes in the amounts of €7 million and $27 million due March 2035 and March 2036, respectively, issued by Catlin Underwriting (formerly Wellington Underwriting plc) in May 2006. The notes are subordinated to the claims of all senior creditors, as defined in the agreement governing the notes. The notes pay interest at a floating rate based on the rate on three-month deposits in U.S. dollars plus a margin of 295 basis points and 317 basis points, respectively. Interest is payable quarterly in arrears. The notes are redeemable at the discretion of the issuer.

•
Variable rate unsecured subordinated notes in the amounts of $31 million, $10 million and €11 million due September 2036, issued by Catlin Underwriting, in July 2006. The notes are subordinated to the claims of all senior creditors, as defined in the agreement governing the notes. The notes pay interest at a floating rate based on the rate on three-month deposits in U.S. dollars plus a margin of 310 basis points, 300 basis points and 300 basis points, respectively. Interest is payable quarterly in arrears. The notes are redeemable at the discretion of the issuer.

The Company recognized a $5.6 million loss on early extinguishment of debt for the year ended December 31, 2015.
The Company was in compliance with all covenants at December 31, 2015 and 2014, and the Company currently remains in compliance with all covenants.
(b) Credit Facilities and Other Sources of Collateral
The Company has several credit facilities provided on both syndicated and bilateral bases from commercial banks. As described in more detail below, the Company may utilize the full capacity of these credit facilities to issue letters of credit in support of non-admitted insurance and reinsurance operations in the U.S., and to meet capital requirements at Lloyd’s. Alternatively, under certain of the credit arrangements, the Company instead may elect to utilize a stated portion of such facilities' capacity for revolving loans to support other operating or financing needs, which would reduce the amount available for letters of credit.
The Company’s available credit facilities at December 31 were as follows:

(U.S. dollars in thousands)	2015 (1)	2014 (1)
Total available credit facilities – commitments (2)	$4,463,041	$3,575,000
Letters of credit – in use	$2,515,653	$1,790,561
Collateralized by certain assets of the Company’s investment portfolio	50.9%	66.2%

____________

(1)	As of December 31, 2015 and December 31, 2014, there were fifteen and eight available credit facilities, respectively.

(2)
As of December 31, 2015 and December 31, 2014 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion and $1.6 billion, respectively. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.

In November 2015, we entered into four bilateral unsecured credit agreements, each providing for $125 million of letters of credit for Funds at Lloyd’s purposes (collectively the "FAL Facilities") for an aggregate amount of $500 million. Each of the FAL Facilities expires in 2019. The FAL Facilities replaced four unsecured bilateral facilities available for utilization by Catlin-Bermuda for Funds at Lloyd's purposes that we terminated in November 2015.
On June 10, 2015, XL-Cayman entered into the fifth amendment to the credit agreement with Citicorp USA, Inc., as administrative agent and issuing lender, and the lenders party thereto (as amended, the "2015 Citi Facility"). The 2015 Citi Facility and a continuing agreement for standby letters of credit with Citibank, N.A. were initially entered into on May 7, 2013.
On November 4, 2013, XL-Cayman entered into a credit agreement with Citicorp USA, Inc., as administrative agent and issuing lender, and the lenders party thereto and a continuing agreement for standby letters of credit with Citibank, N.A. (the "2013 Citi Facility" and, together with the 2015 Citi Facility, the "Citi Agreements").
Collectively, the Citi Agreements and the continuing agreements for standby letters of credit provide for issuance of letters of credit and revolving credit loans in an aggregate amount of up to $350 million. XL-Cayman has the option to increase the maximum amount of letters of credit and revolving credit loans available under the 2013 Citi Agreements with the lender's and issuing lender's consent.
The commitments under the Citi Agreements expire on, and such credit facilities are available until, the earlier of (i) June 20, 2017 (with respect to the 2015 Citi Facility) and December 20, 2016 (with respect to the 2013 Citi Facility) and (ii) the date of termination in whole of the commitments upon an optional termination or reduction of the commitments by the account parties or upon the occurrence of certain events of default.
On September 8, 2015, XL-Cayman entered into a new credit agreement with Goldman Sachs Mortgage Company, as administrative agent and issuing lender, and a continuing agreement for standby letters of credit with Goldman Sachs Bank USA. On September 9, 14, and 16, 2015, XL-Cayman entered into first, second and third amendments, respectively, to such credit agreement (as amended, the Goldman Facility"). XL-Cayman entered into the Goldman Facility to replace the letter of credit capacity under a credit agreement with Citicorp USA, Inc. initially entered into on August 6, 2013 that expired by its terms on September 20, 2015.
The Goldman Facility and the continuing agreement for standby letters of credit provide for issuance of letters of credit in an aggregate amount of up to $200 million. XL-Cayman has the option to increase the maximum amount of letters of credit available under the Goldman Facility with the lender's and issuing lender's consent.
The commitments under the Goldman Facility expire on, and such credit facility is available until, the earlier of (i) September 20, 2017 and (ii) the date of termination in whole of the commitments upon an optional termination or reduction of the commitments by the account parties or upon the occurrence of certain events of default.
On December 30, 2014, XLIB reduced the capacity available under a continuous letter of credit facility between XL Insurance (Bermuda) Ltd. and Citibank Europe plc from $750 million to $600 million simultaneous with XL Insurance (Bermuda) Ltd. entering into a continuous $150 million letter of credit facility with ING Bank N.V., London Branch (the "ING Facility"). Both the Citi E.U. Facility and the ING Facility are collateralized by pledged financial assets.
In November 2013, the Company (i) entered into two credit agreements (together, the "Syndicated Credit Agreements"), which provided for an aggregate amount of outstanding letters of credit and revolving credit loans of up to $2 billion, subject to certain options to increase the size of the facilities.
The Syndicated Credit Agreements consist of (i) a secured credit agreement, which provides for the issuance of letters of credit and is collateralized by pledged financial assets, in an aggregate amount of up to $1 billion, and (ii) an unsecured credit agreement, which provides for the issuance of letters of credit and revolving credit loans in an aggregate amount of up to $1 billion. The Company has the option to increase the maximum amount of letters of credit available by an additional $500 million across the facilities under the Syndicated Credit Agreements.
The commitments under the Syndicated Credit Agreements expire on, and such credit facilities are available until, the earlier of (i) November 22, 2018 and (ii) the date of termination in whole of the commitments upon an optional termination or reduction of the commitments by the account parties or upon the occurrence of certain events of default.
The availability of letters of credit under the Syndicated Secured Facility is subject to a borrowing base requirement, determined on the basis of specified percentages of the face value of eligible categories of assets varying by type of collateral. In the event that such credit support is insufficient, the Company could be required to provide alternative security to cedants. This could take the form of insurance trusts supported by the investment portfolio or funds withheld (amounts retained by ceding companies to collateralize loss or premium reserves) using the Company's cash resources or combinations thereof. The face amount of letters of credit required is driven by, among other things, loss development of existing reserves, the payment pattern of such reserves, the expansion of business written by the Company and the loss experience of such business.
We have $250 million of available capacity pursuant to a continuous credit agreement between XL Re and Citibank N.A. that is collateralized by pledged financial assets.
As a result of the Catlin Acquisition the Company assumed, and may continue to access, the following letter of credit facilities:

•
A bilateral facility pursuant to a continuous credit agreement, available for utilization by Catlin-Bermuda, collateralized by pledged financial assets. As of December 31, 2015, $230 million of capacity was available under this facility.

•
A bilateral facility pursuant to a continuous credit agreement, available for utilization by Catlin Re Switzerland Ltd, collateralized by pledged financial assets. As of December 31, 2015, $175 million of capacity was available under this facility.

•	A facility managed by Lloyd's, acting for Catlin Syndicate 2003. As of December 31, 2015, $8 million of letters of credit were issued under this facility.
In addition to letters of credit, the Company has established insurance trusts in the U.S. that provide cedants with statutory relief required under state insurance regulation in the U.S. It is anticipated that the commercial facilities may be renewed on expiry but such renewals are subject to the availability of credit from banks utilized by the Company and may be renewed with materially different terms and conditions. In the event that such credit support is insufficient, the Company could be required to provide alternative security to cedants. This could take the form of additional insurance trusts supported by the Company’s investment portfolio or funds withheld using the Company’s cash resources. The value of letters of credit required is driven by, among other things, loss development of existing reserves, the payment pattern of such reserves, the expansion of business written by the Company and the loss experience of such business.
In general, all of the Company’s bank facilities, indentures and other documents relating to the Company’s outstanding indebtedness (collectively, the "Company’s Debt Documents"), which are described above, contain cross acceleration or cross default provisions to each other and the Company’s Debt Documents contain affirmative covenants. These covenants provide for, among other things, minimum required ratings of the Company’s insurance and reinsurance operating subsidiaries and a maximum level of secured indebtedness that may be incurred in the future. In addition, the majority of the Company’s Debt Documents provide for an event of default in the event of a change of control of the Company, or some events involving bankruptcy, insolvency or reorganization of the Company. The Company’s credit facilities also contain minimum consolidated net worth covenants.
Under the Syndicated Credit Agreements, in the event that XLIB, XL Re or XL Re Europe SE fails to maintain a financial strength rating of at least "A – " from A.M. Best, an event of default would occur.
Given that all of the Company’s Debt Documents contain cross acceleration or cross default provisions, a default by one of these subsidiaries may result in all holders declaring their debt due and payable and accelerating all debt due under those documents. If this were to occur, the Company may not have funds sufficient at that time to repay any or all of such indebtedness.